STOCKHOLDERS' EQUITY - Common Stock Warrants (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) Y shares	Dec. 31, 2020 USD ($) Y $ / shares shares	Dec. 09, 2020 $ / shares	Jun. 30, 2020 Y	Dec. 31, 2019 Y $ / shares
Class of Warrant or Right [Line Items]
Change in fair value of warrant liability | $	$ 56,576,000	$ (56,417,000)
Common Stock Warrants Converted	756,498
Shares issued on exercise of warrants	447,938
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input				0.020
Expected volatility
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input				0.525
Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y				0.078
Minimum
Class of Warrant or Right [Line Items]
Share price | $ / shares		$ 5.13
Collaboration Agreement
Class of Warrant or Right [Line Items]
Share price | $ / shares		$ 3.34			$ 3.34
Common Stock Warrants Converted		756,498
Shares issued on exercise of warrants		447,938
Collaboration Agreement | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		2.0			2.0
Collaboration Agreement | Expected volatility
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		52.5			52.5
Collaboration Agreement | Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y		8.0
Collaboration Agreement | Maximum
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y					8.8
Collaboration Agreement | Minimum | Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y					8.0
Technical Technical Research and Development Advisor Services
Class of Warrant or Right [Line Items]
Share price | $ / shares		$ 7.98
Common Stock Warrants Converted		366,366
Shares issued on exercise of warrants		244,428
Technical Technical Research and Development Advisor Services | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.5
Technical Technical Research and Development Advisor Services | Expected volatility
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		52.5
Technical Technical Research and Development Advisor Services | Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input | Y		0.3
Private Placement Warrants
Class of Warrant or Right [Line Items]
Change in fair value of warrant liability | $		$ (56,400,000)
Private Placement Warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.4	0.4
Private Placement Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.550	50.0	40.0
Private Placement Warrants | Expected life (in years)
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.048	4.9	5
Private Placement Warrants | Expected dividend yield
Class of Warrant or Right [Line Items]
Share price | $ / shares		$ 17.20	$ 24.77
Private Placement Warrants | Maximum | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.006
Private Placement Warrants | Minimum | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.004